Condensed consolidated statement of comprehensive income (unaudited) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated statement of comprehensive income (unaudited)
Net profit		€ 349	€ 464	[1]
Items that will not be reclassified to profit or loss, net of tax:
Remeasurement of defined benefit pension plans		11	22
Items that may be reclassified subsequently to profit or loss, net of tax:
Cash flow hedges losses		(7)	(48)
Currency retranslation gains/(losses)	[2]	61	(236)
Total comprehensive income		414	202
Attributable to:
Non-controlling interests		8	7
Shareholders' equity / Parent investment		€ 406	€ 195

[1]	In H1 2025, Profit for the period is presented within Invested Capital.
[2]	Includes a hyperinflation adjustment in relation to Türkiye.